Software Development Costs	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Software Development Costs [Abstract]
Software Development Costs

7. Software Development Costs

Capitalized software development costs are as follows (in thousands):

	September 30, 2011	December 31, 2010
Software development costs	$61,113	$47,691
Accumulated amortization	(17,493)	(10,678)

Software development costs, net	$43,620	$37,013

Amortization expense was $2.6 million and $1.4 million for the three months ended September 30, 2011 and 2010, respectively, and $7.0 million and $3.5 million for the nine months ended September 30, 2011 and 2010, respectively.

7. Software Development Costs

Capitalized software development costs are as follows (in thousands):

	December 31,
	2009	2010
Software development costs	$30,527	$47,691
Accumulated amortization	(3,524)	(10,678)

Software development costs, net	$27,003	$37,013

Amortization expense was $1.9 million, $2.5 million and $5.8 million for the years ended December 31, 2008, 2009 and 2010, respectively. Included in amortization expense for the year ended December 31, 2009 was a $1.3 million charge related to accelerated amortization of existing developed software replaced by acquired capitalized software.